15007997

Nasdaq Stock Market

Received

OCT 13 2015

Washington, DC 20549

001-37590

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

October 12, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 9, 2015 The Nasdaq Stock Market (the "Exchange") received from Cerecor Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of common stock, one class A warrant, and one class B warrant
Common stock, $0.001 par value per share
Class A warrant, exercisable for one share of common stock
Class B warrant, exercisable for one-half share of common stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery